Balance Sheet Components - Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer deposits	$ 48	$ 71
Accrued compensation	1,802	1,618
Uninvoiced receipts	2,007	1,947
Other	788	485	$ 762
Accrued and other current liabilities	$ 4,645	4,121
Customer deposits		71	1,555
Accrued compensation		1,618	1,152
Uninvoiced receipts		1,947	2,254
Total accrued and other current liabilities		$ 4,121	$ 5,723